Fair Value Measurements (Details) (USD $) In Thousands	Jul. 29, 2011	Oct. 29, 2010
Other Long-term Assets [Abstract]
Investment, at fair value	$ 134,814	$ 0
Carrying Value [Member]
Current Assets [Abstract]
Cash and cash equivalents	443,092	815,581
Other Current Assets [Abstract]
Derivatives - assets	14,388	10,643
Other Long-term Assets [Abstract]
Investment, at fair value	134,814
Short-term notes payable, Including current portion of long-term obligations [Abstract]
Current portion of Term Loan	25,000
Other Accrued Liabilities [Abstract]
Derivatives	5,207	4,212
Long-term Obligations [Abstract]
6.0 % Senior Notes	247,924	247,677
6.625% Senior Notes	148,435	148,417
Term Loan	475,000
Total Fair Value [Member]
Current Assets [Abstract]
Cash and cash equivalents	443,092	815,581
Other Current Assets [Abstract]
Derivatives - assets	14,388	10,643
Other Long-term Assets [Abstract]
Investment, at fair value	134,814
Short-term notes payable, Including current portion of long-term obligations [Abstract]
Current portion of Term Loan	25,000
Other Accrued Liabilities [Abstract]
Derivatives	5,207	4,212
Long-term Obligations [Abstract]
6.0 % Senior Notes	282,500	273,125
6.625% Senior Notes	162,933	152,438
Term Loan	475,000
Quoted Prices in Active Markets for Identical Assets Level 1 [Member]
Current Assets [Abstract]
Cash and cash equivalents	443,092	815,581
Other Current Assets [Abstract]
Derivatives - assets	0	0
Other Long-term Assets [Abstract]
Investment, at fair value	134,814
Short-term notes payable, Including current portion of long-term obligations [Abstract]
Current portion of Term Loan	0
Other Accrued Liabilities [Abstract]
Derivatives	0	0
Long-term Obligations [Abstract]
6.0 % Senior Notes	282,500	273,125
6.625% Senior Notes	162,933	152,438
Term Loan	0
Significant Other Observable Inputs Level 2 [Member]
Current Assets [Abstract]
Cash and cash equivalents	0	0
Other Current Assets [Abstract]
Derivatives - assets	14,388	10,643
Other Long-term Assets [Abstract]
Investment, at fair value	0
Short-term notes payable, Including current portion of long-term obligations [Abstract]
Current portion of Term Loan	25,000
Other Accrued Liabilities [Abstract]
Derivatives	5,207	4,212
Long-term Obligations [Abstract]
6.0 % Senior Notes		0
6.625% Senior Notes		0
Term Loan	$ 475,000